Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Warrants [Text Block]
7. Warrants

During 2010, the Company issued warrants to purchase 272,304 shares of common stock in connection with an amendment to its note payable. During the quarter ended March 31, 2012, the holder of these 272,304 warrants completed a net issuance exercise in accordance with the terms of the warrants, resulting in the issuance of 120,096 shares of common stock.

15. Warrants

During 2011, the Company issued warrants to purchase 88,240 shares of common stock in connection with its loan and security agreement. These warrants are exercisable at the fair market value as of the grant date for a period of seven years from the grant date. The grant date fair value of the warrants was $2.23 per share, using the Black-Scholes option-pricing model.

During 2010, the Company issued warrants to purchase 272,304 shares of common stock in connection with an amendment to its note payable. On March 7, 2012, the holder of these 272,304 warrants to purchase common stock completed a net issuance exercise in accordance with the terms of their agreement, resulting in the issuance of 120,096 shares of common stock. During 2008 and 2009, the Company issued warrants to purchase 61,884 and 25,785 Class A units, respectively. These warrants are exercisable at the fair market value of the Company’s common stock as of the grant date and are exercisable for a period of seven years from the grant date. The warrants were issued in 2009 and 2010 at prices of $26.18 and $8.43 per unit or share, respectively. The weighted average grant date fair value of warrants issued during 2009 and 2010 was $12.23 and $3.95 per unit or share, respectively, and were calculated using the Black-Scholes option-pricing model.

A summary of warrant activity is as follows:

	Warrants	Weighted- Average Exercise Price
Outstanding at December 31, 2009	87,669	$26.18
Issued	272,304	8.43
Exercised	—	—
Forfeited	—	—
Cancelled	—	—
Converted to common stock in connection with reorganization	(87,669)	26.18
Outstanding at December 31, 2010	272,304	$8.43
Issued	88,240	8.50
Outstanding at December 31, 2011	360,544	$8.45

In connection with the Company’s reorganization on April 30, 2010, warrants to purchase 87,669 units were converted into 429,048 shares of common stock. Outstanding warrants at December 31, 2010 and 2011, had a weighted-average remaining contractual life of 6.3 years and 5.7 years, respectively. All outstanding warrants are exercisable as of December 31, 2011.